Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended		11 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	May. 31, 2014	May. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 55.7	$ 86.6	$ 19.7	$ 67.0	$ 121.7	$ (76.2)
Net income (loss)	54.7	86.6
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	115.4	126.4	222.9	241.5	264.3	275.7
Provision for doubtful accounts, billing adjustments and sales allowances	9.4	10.3	16.0	15.0	17.7	11.3
Deferred income taxes	(15.5)	(24.5)	(79.1)	0.9	(23.5)	(36.4)
Non-cash (gain) loss on foreign currency	(26.1)	(34.0)	(66.2)	(54.3)	(65.0)	99.3
Non-cash interest	12.3	13.3	24.4	25.4	27.6	25.5
Loss on extinguishment of debt			172.4	5.2	5.2	1.3
Equity-based compensation expense	3.2	13.0	15.5	25.5	28.7	14.0
Other	0.9	0.7	(3.0)	2.5	3.7	(0.8)
Changes in operating assets and liabilities (net of effects of acquisitions):
Prepaid expenses and other assets	(12.2)	(5.0)	(21.9)	12.9	12.8	(19.4)
Accounts receivable, net	36.5	(26.1)	29.4	97.5	2.1	13.5
Income tax receivable/payable	3.0	22.4	(14.0)	(52.3)	(29.5)	13.7
Deferred revenue	(104.1)	(102.9)	(68.1)	(65.9)	28.9	58.0
Accounts payable, accrued expenses and other liabilities	38.0	(19.7)	(39.8)	(40.1)	19.9	(97.1)
Net cash provided by operating activities	115.5	60.5	208.2	280.8	414.6	282.4
Cash flows from investing activities:
Acquisitions, net of cash acquired	(549.3)	(30.1)	(30.1)	(199.7)	(199.7)	(106.0)
Change in restricted cash		19.0	17.1	(20.2)	(19.5)	2.2
Purchases of property, equipment and software	(28.8)	(20.3)	(35.7)	(29.9)	(32.5)	(36.0)
Net cash used in investing activities	(578.1)	(31.4)	(48.7)	(249.8)	(251.7)	(139.8)
Cash flows from financing activities:
Dividends paid	(17.0)	(42.7)	(65.7)
Loans to stockholders	(1.6)	(0.2)		(5.2)	(5.2)	(8.7)
Payments on capital lease obligations	(1.3)	(1.4)	(2.5)	(2.3)	(2.3)	(1.5)
Proceeds from issuance of debt	495.0		2,019.7	3,487.7	3,487.7	2,778.9
Payments on long-term debt	(17.1)	(71.6)	(1,932.5)	(3,457.5)	(3,457.5)	(2,847.2)
Deferred financing fees and early debt redemption fees paid			(168.7)	(37.5)	(37.5)	(27.6)
Deferred financing fees	(16.5)
Other	(0.8)	(8.5)	(8.5)	(0.9)	(0.9)	(0.5)
Net cash used in financing activities	440.7	(124.4)	(158.2)	(15.7)	(15.7)	(106.6)
Effect of exchange rate changes on cash and cash equivalents	(5.8)	(23.2)	(49.9)	9.9	6.2	1.5
Net (decrease) increase in cash and cash equivalents	(27.7)	(118.5)	(48.6)	25.2	153.4	37.5
Cash and cash equivalents at the beginning of the period	526.7	447.1	575.3	421.9	421.9	384.4
Cash and cash equivalents at the end of the period	$ 499.0	$ 328.6	526.7	447.1	575.3	421.9
Supplemental disclosure of cash flow information
Cash paid for interest			344.4	326.7	326.7	424.5
Cash paid for income taxes			41.5	45.8	65.0	45.6
Supplemental disclosure of non-cash investing and financing activities
Assets acquired in acquisitions, net of cash acquired			36.3	207.3	207.3	147.9
Liabilities assumed in acquisitions			6.2	7.6	7.6	41.9
Capital lease obligations			$ 5.2	$ 2.7	$ 3.0	$ 2.8